787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 17, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Municipal Bond Fund, Inc.

Securities Act File No. 002-57354

Investment Company Act File No. 811-02688

Post-Effective Amendment No. 70

Ladies and Gentlemen:

On behalf of BlackRock Municipal Bond Fund, Inc. (the “Corporation”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 70 (the “Amendment”) to the Corporation’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Corporation, the BlackRock Impact Municipal Fund (the “Fund”).

On or around March 2, 2022, the Corporation will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s expense table and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8147.

Very truly yours,

/s/ Michael A. DeNiro
Michael A. DeNiro

Enclosures

cc:	Jessica A. Holly, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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